Distribution Date:	10/18/21	BANK 2019-BNK18
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 647-3473
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Delinquency Loan Detail	21	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	23		375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(302) 636-4140
Supplemental Notes	29		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	065402AY5	2.610000%	17,790,000.00	11,113,956.28	305,108.72	24,172.85	0.00	0.00	329,281.57	10,808,847.56	30.21%	30.00%
A-2	065402AZ2	3.474000%	32,774,000.00	32,774,000.00	0.00	94,880.73	0.00	0.00	94,880.73	32,774,000.00	30.21%	30.00%
A-SB	065402BA6	3.432000%	30,145,000.00	30,145,000.00	0.00	86,214.70	0.00	0.00	86,214.70	30,145,000.00	30.21%	30.00%
A-3	065402BB4	3.325000%	265,700,000.00	265,700,000.00	0.00	736,210.42	0.00	0.00	736,210.42	265,700,000.00	30.21%	30.00%
A-4	065402BC2	3.584000%	343,049,000.00	343,049,000.00	0.00	1,024,573.01	0.00	0.00	1,024,573.01	343,049,000.00	30.21%	30.00%
A-S	065402BF5	3.826000%	89,876,000.00	89,876,000.00	0.00	286,554.65	0.00	0.00	286,554.65	89,876,000.00	21.02%	20.88%
B	065402BG3	3.977000%	49,247,000.00	49,247,000.00	0.00	163,212.77	0.00	0.00	163,212.77	49,247,000.00	15.99%	15.88%
C	065402BH1	4.214178%	40,629,000.00	40,629,000.00	0.00	142,681.54	0.00	0.00	142,681.54	40,629,000.00	11.83%	11.75%
D	065402AJ8	3.000000%	29,548,000.00	29,548,000.00	0.00	73,870.00	0.00	0.00	73,870.00	29,548,000.00	8.81%	8.75%
E	065402AL3	3.000000%	23,392,000.00	23,392,000.00	0.00	58,480.00	0.00	0.00	58,480.00	23,392,000.00	6.42%	6.38%
F	065402AN9	3.325000%	19,699,000.00	19,699,000.00	0.00	54,582.65	0.00	0.00	54,582.65	19,699,000.00	4.41%	4.38%
G	065402AQ2	3.325000%	9,850,000.00	9,850,000.00	0.00	27,292.71	0.00	0.00	27,292.71	9,850,000.00	3.40%	3.38%
H*	065402AS8	3.325000%	33,241,971.00	33,241,971.00	0.00	80,215.32	0.00	0.00	80,215.32	33,241,971.00	0.00%	0.00%
RR	BCC2JT3W9	4.354178%	51,838,998.48	51,487,627.75	16,058.35	186,196.00	0.00	0.00	202,254.35	51,471,569.40	0.00%	0.00%
Interest
R	065402AW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	065402AU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,036,779,969.48	1,029,752,555.03	321,167.07	3,039,137.35	0.00	0.00	3,360,304.42	1,029,431,387.96

Notional Certificates
X-A	065402BD0	0.898812%	689,458,000.00	682,781,956.27	0.00	511,410.28	0.00	0.00	511,410.28	682,476,847.56
X-B	065402BE8	0.399069%	179,752,000.00	179,752,000.00	0.00	59,777.93	0.00	0.00	59,777.93	179,752,000.00
X-D	065402AA7	1.354178%	52,940,000.00	52,940,000.00	0.00	59,741.83	0.00	0.00	59,741.83	52,940,000.00
X-F	065402AC3	1.029178%	19,699,000.00	19,699,000.00	0.00	16,894.82	0.00	0.00	16,894.82	19,699,000.00
X-G	065402AE9	1.029178%	9,850,000.00	9,850,000.00	0.00	8,447.84	0.00	0.00	8,447.84	9,850,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	065402AG4	1.029178%	33,241,971.00	33,241,971.00	0.00	28,509.93	0.00	0.00	28,509.93	33,241,971.00
Notional SubTotal			984,940,971.00	978,264,927.27	0.00	684,782.63	0.00	0.00	684,782.63	977,959,818.56

Deal Distribution Total					321,167.07	3,723,919.98	0.00	0.00	4,045,087.05

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065402AY5	624.73053850	17.15057448	1.35878865	0.00000000	0.00000000	0.00000000	0.00000000	18.50936313	607.57996402
A-2	065402AZ2	1,000.00000000	0.00000000	2.89500000	0.00000000	0.00000000	0.00000000	0.00000000	2.89500000	1,000.00000000
A-SB	065402BA6	1,000.00000000	0.00000000	2.86000000	0.00000000	0.00000000	0.00000000	0.00000000	2.86000000	1,000.00000000
A-3	065402BB4	1,000.00000000	0.00000000	2.77083335	0.00000000	0.00000000	0.00000000	0.00000000	2.77083335	1,000.00000000
A-4	065402BC2	1,000.00000000	0.00000000	2.98666666	0.00000000	0.00000000	0.00000000	0.00000000	2.98666666	1,000.00000000
A-S	065402BF5	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	065402BG3	1,000.00000000	0.00000000	3.31416675	0.00000000	0.00000000	0.00000000	0.00000000	3.31416675	1,000.00000000
C	065402BH1	1,000.00000000	0.00000000	3.51181521	0.00000000	0.00000000	0.00000000	0.00000000	3.51181521	1,000.00000000
D	065402AJ8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	065402AL3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	065402AN9	1,000.00000000	0.00000000	2.77083354	0.00000000	0.00000000	0.00000000	0.00000000	2.77083354	1,000.00000000
G	065402AQ2	1,000.00000000	0.00000000	2.77083350	0.00000000	0.00000000	0.00000000	0.00000000	2.77083350	1,000.00000000
H	065402AS8	1,000.00000000	0.00000000	2.41307352	0.35775977	2.76069972	0.00000000	0.00000000	2.41307352	1,000.00000000
RR Interest	BCC2JT3W9	993.22188429	0.30977354	3.59181322	0.01207450	0.09346303	0.00000000	0.00000000	3.90158676	992.91211075
R	065402AW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	065402AU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	065402BD0	990.31696821	0.00000000	0.74175697	0.00000000	0.00000000	0.00000000	0.00000000	0.74175697	989.87443406
X-B	065402BE8	1,000.00000000	0.00000000	0.33255780	0.00000000	0.00000000	0.00000000	0.00000000	0.33255780	1,000.00000000
X-D	065402AA7	1,000.00000000	0.00000000	1.12848187	0.00000000	0.00000000	0.00000000	0.00000000	1.12848187	1,000.00000000
X-F	065402AC3	1,000.00000000	0.00000000	0.85764861	0.00000000	0.00000000	0.00000000	0.00000000	0.85764861	1,000.00000000
X-G	065402AE9	1,000.00000000	0.00000000	0.85764873	0.00000000	0.00000000	0.00000000	0.00000000	0.85764873	1,000.00000000
X-H	065402AG4	1,000.00000000	0.00000000	0.85764860	0.00000000	0.00000000	0.00000000	0.00000000	0.85764860	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	24,172.85	0.00	24,172.85	0.00	0.00	0.00	24,172.85	0.00
A-2	09/01/21 - 09/30/21	30	0.00	94,880.73	0.00	94,880.73	0.00	0.00	0.00	94,880.73	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	86,214.70	0.00	86,214.70	0.00	0.00	0.00	86,214.70	0.00
A-3	09/01/21 - 09/30/21	30	0.00	736,210.42	0.00	736,210.42	0.00	0.00	0.00	736,210.42	0.00
A-4	09/01/21 - 09/30/21	30	0.00	1,024,573.01	0.00	1,024,573.01	0.00	0.00	0.00	1,024,573.01	0.00
X-A	09/01/21 - 09/30/21	30	0.00	511,410.28	0.00	511,410.28	0.00	0.00	0.00	511,410.28	0.00
X-B	09/01/21 - 09/30/21	30	0.00	59,777.93	0.00	59,777.93	0.00	0.00	0.00	59,777.93	0.00
A-S	09/01/21 - 09/30/21	30	0.00	286,554.65	0.00	286,554.65	0.00	0.00	0.00	286,554.65	0.00
B	09/01/21 - 09/30/21	30	0.00	163,212.77	0.00	163,212.77	0.00	0.00	0.00	163,212.77	0.00
C	09/01/21 - 09/30/21	30	0.00	142,681.54	0.00	142,681.54	0.00	0.00	0.00	142,681.54	0.00
X-D	09/01/21 - 09/30/21	30	0.00	59,741.83	0.00	59,741.83	0.00	0.00	0.00	59,741.83	0.00
X-F	09/01/21 - 09/30/21	30	0.00	16,894.82	0.00	16,894.82	0.00	0.00	0.00	16,894.82	0.00
X-G	09/01/21 - 09/30/21	30	0.00	8,447.84	0.00	8,447.84	0.00	0.00	0.00	8,447.84	0.00
X-H	09/01/21 - 09/30/21	30	0.00	28,509.93	0.00	28,509.93	0.00	0.00	0.00	28,509.93	0.00
D	09/01/21 - 09/30/21	30	0.00	73,870.00	0.00	73,870.00	0.00	0.00	0.00	73,870.00	0.00
E	09/01/21 - 09/30/21	30	0.00	58,480.00	0.00	58,480.00	0.00	0.00	0.00	58,480.00	0.00
F	09/01/21 - 09/30/21	30	0.00	54,582.65	0.00	54,582.65	0.00	0.00	0.00	54,582.65	0.00
G	09/01/21 - 09/30/21	30	0.00	27,292.71	0.00	27,292.71	0.00	0.00	0.00	27,292.71	0.00
H	09/01/21 - 09/30/21	30	79,657.74	92,107.96	0.00	92,107.96	11,892.64	0.00	0.00	80,215.32	91,771.10
RR Interest	09/01/21 - 09/30/21	30	4,203.85	186,821.93	0.00	186,821.93	625.93	0.00	0.00	186,196.00	4,845.03
Totals			83,861.59	3,736,438.55	0.00	3,736,438.55	12,518.57	0.00	0.00	3,723,919.98	96,616.13

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,045,087.05
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,755,308.85	Master Servicing Fee	11,250.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,656.82
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	429.06
ARD Interest	0.00	Operating Advisor Fee	1,029.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.53
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,755,308.85	Total Fees	18,870.30

Principal		Expenses/Reimbursements
Scheduled Principal	321,167.07	Reimbursement for Interest on Advances	18.57
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	321,167.07	Total Expenses/Reimbursements	12,518.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,723,919.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	321,167.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,045,087.05
Total Funds Collected	4,076,475.92	Total Funds Distributed	4,076,475.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,029,752,555.04	1,029,752,555.04	Beginning Certificate Balance	1,029,752,555.03
(-) Scheduled Principal Collections	321,167.07	321,167.07	(-) Principal Distributions	321,167.07
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,029,431,387.97	1,029,431,387.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,029,752,555.04	1,029,752,555.04	Ending Certificate Balance	1,029,431,387.96
Ending Actual Collateral Balance	1,029,431,387.97	1,029,431,387.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	36	173,638,481.61	16.87%	90	4.5868	1.696502	1.60 or less	24	225,023,163.33	21.86%	90	4.6701	0.223686
10,000,001 to 20,000,000	12	186,455,724.39	18.11%	91	4.4115	2.361821	1.61 to 1.80	5	38,929,757.65	3.78%	91	4.7404	1.645007
20,000,001 to 30,000,000	3	72,337,181.97	7.03%	90	4.8641	1.094269	1.81 to 2.00	4	125,075,820.05	12.15%	90	4.5127	1.939427
30,000,001 to 40,000,000	3	108,300,000.00	10.52%	71	3.9767	3.411957	2.01 to 2.20	5	109,412,279.71	10.63%	91	4.3061	2.131078
40,000,001 to 60,000,000	1	60,000,000.00	5.83%	90	4.8500	(0.666300)	2.21 to 2.40	7	95,677,366.44	9.29%	89	4.5259	2.276421
60,000,001 to 80,000,000	2	133,700,000.00	12.99%	91	4.2616	2.846424	2.41 to 2.60	4	35,897,787.02	3.49%	90	4.8796	2.464547
80,000,001 or greater	3	295,000,000.00	28.66%	91	4.2123	2.716366	2.61 to 3.10	4	147,495,213.77	14.33%	77	4.2176	2.813097
Totals	60	1,029,431,387.97	100.00%	88	4.3761	2.259054	3.11 to 5.00	4	178,120,000.00	17.30%	91	4.1666	3.466621
							5.01 to 7.00	3	73,800,000.00	7.17%	91	3.5432	5.376134
							7.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	60	1,029,431,387.97	100.00%	88	4.3761	2.259054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	6,515,492.67	0.63%	90	5.2200	1.641900
							Industrial	10	20,035,983.04	1.95%	90	4.4638	2.190545
California	12	510,191,990.61	49.56%	91	4.3450	2.432084
							Lodging	5	169,699,737.13	16.48%	90	4.9263	(0.390687)
Florida	3	30,457,214.18	2.96%	91	4.8276	1.807297
							Mixed Use	3	15,379,527.62	1.49%	91	4.8734	1.574342
Georgia	3	53,220,501.11	5.17%	90	4.7525	0.349943
							Multi-Family	20	83,902,301.67	8.15%	90	4.1984	1.201854
Hawaii	186	40,000,000.00	3.89%	88	4.3100	2.286800
							Office	12	572,980,001.20	55.66%	87	4.1547	3.048695
Illinois	2	7,862,045.84	0.76%	92	4.6232	2.390020
							Other	178	37,901,491.00	3.68%	88	4.3100	2.286800
Indiana	1	6,735,079.75	0.65%	90	4.7800	1.627100
							Retail	10	93,752,346.47	9.11%	90	4.7581	2.125569
Kansas	1	3,633,596.01	0.35%	90	4.3400	1.970000
							Self Storage	4	35,780,000.00	3.48%	91	4.5357	1.994824
Michigan	2	29,187,116.44	2.84%	90	4.6837	2.066232
							Totals	242	1,029,431,387.97	100.00%	88	4.3761	2.259054
Minnesota	1	9,699,891.04	0.94%	91	4.3400	1.636900

Nevada	1	11,000,000.00	1.07%	90	4.4200	2.480100

New Jersey	1	60,000,000.00	5.83%	90	4.8500	(0.666300)

New York	18	91,747,941.68	8.91%	90	4.1897	1.248836

Ohio	3	20,674,777.62	2.01%	90	4.6498	2.036138

Texas	6	74,705,741.18	7.26%	63	4.5111	2.121407

Washington	1	73,800,000.00	7.17%	91	3.5432	5.075700

Totals	242	1,029,431,387.97	100.00%	88	4.3761	2.259054

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	9	202,963,948.18	19.72%	91	3.7758	3.763263	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	22	407,888,280.76	39.62%	85	4.2562	2.500400	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	23	347,588,654.29	33.77%	90	4.6913	1.379194	25 months to 36 months	60	1,029,431,387.97	100.00%	88	4.3761	2.259054
	5.0000% or greater	6	70,990,504.74	6.90%	90	5.2385	0.879818	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	1,029,431,387.97	100.00%	88	4.3761	2.259054	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	1,029,431,387.97	100.00%	88	4.3761	2.259054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	34,500,000.00	3.35%	31	4.0150	3.086500	Interest Only	23	693,670,000.00	67.38%	88	4.2468	2.837999
61 months to 120 months		59	994,931,387.97	96.65%	90	4.3886	2.230362	300 months or less	5	23,724,520.26	2.30%	90	4.8227	1.555002
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	28	295,136,466.23	28.67%	90	4.6687	1.038451
	Totals	60	1,029,431,387.97	100.00%	88	4.3761	2.259054	361 months or greater	4	16,900,401.48	1.64%	91	3.9457	0.800588
								Totals	60	1,029,431,387.97	100.00%	88	4.3761	2.259054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		4	79,505,065.53	7.72%	90	4.1977	3.925228	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	901,226,071.84	87.55%	88	4.4062	2.171659	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	12	48,700,250.60	4.73%	90	4.1104	1.156250	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	1,029,431,387.97	100.00%	88	4.3761	2.259054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310944505	OF	San Francisco	CA	Actual/360	3.912%	326,013.52	0.00	0.00	N/A	05/11/29	--	100,000,000.00	100,000,000.00	10/11/21
2	610948369	OF	Alhambra	CA	Actual/360	4.220%	351,666.67	0.00	0.00	N/A	05/11/29	--	100,000,000.00	100,000,000.00	10/11/21
3	300801903	OF	Los Angeles	CA	Actual/360	4.520%	357,833.33	0.00	0.00	N/A	04/01/29	--	95,000,000.00	95,000,000.00	10/01/21
4	310949335	OF	Bellevue	WA	Actual/360	3.543%	99,801.03	0.00	0.00	05/06/29	10/06/30	--	33,800,000.00	33,800,000.00	10/06/21
4A	310950216				Actual/360	3.543%	59,053.86	0.00	0.00	05/06/29	10/06/30	--	20,000,000.00	20,000,000.00	10/06/21
4B	310950215				Actual/360	3.543%	59,053.86	0.00	0.00	05/06/29	10/06/30	--	20,000,000.00	20,000,000.00	10/06/21
5	1956468	OF	West Hollywood	CA	Actual/360	4.445%	259,291.67	0.00	0.00	N/A	05/01/29	--	70,000,000.00	70,000,000.00	10/05/21
6	1956453	OF	San Francisco	CA	Actual/360	4.060%	215,518.33	0.00	0.00	N/A	05/06/29	--	63,700,000.00	63,700,000.00	10/06/21
7	310949229	LO	Whippany	NJ	Actual/360	4.850%	242,500.00	0.00	0.00	N/A	04/11/29	--	60,000,000.00	60,000,000.00	02/11/21
8	453012136	LO	College Park	GA	Actual/360	4.620%	74,106.04	28,662.02	0.00	N/A	04/01/29	--	19,248,321.39	19,219,659.37	10/01/21
8A	453012116				Actual/360	4.620%	94,485.20	36,544.08	0.00	N/A	04/01/29	--	24,541,609.61	24,505,065.53	10/01/21
9	321840009	Various Honolulu		HI	Actual/360	4.310%	143,666.67	0.00	0.00	N/A	02/07/29	--	40,000,000.00	40,000,000.00	10/07/21
10	310949601	LO	Garden Grove	CA	Actual/360	5.253%	109,443.75	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	10/11/21
10A	310949930				Actual/360	5.253%	65,666.25	0.00	0.00	N/A	03/11/29	--	15,000,000.00	15,000,000.00	10/11/21
11	300801910	OF	Austin	TX	Actual/360	4.015%	115,431.25	0.00	0.00	N/A	05/01/24	--	34,500,000.00	34,500,000.00	10/01/21
12	600949053	RT	Livonia	MI	Actual/360	4.700%	89,542.29	29,744.41	0.00	N/A	04/11/29	--	22,861,860.85	22,832,116.44	10/11/21
13	300801907	SS	Brooklyn	NY	Actual/360	4.478%	74,633.33	0.00	0.00	N/A	05/01/29	--	20,000,000.00	20,000,000.00	10/01/21
14	310949205	LO	Irving	TX	Actual/360	4.900%	77,583.33	0.00	0.00	N/A	05/11/29	--	19,000,000.00	19,000,000.00	10/11/21
15	470113400	MF	Kew Gardens Hills	NY	Actual/360	3.900%	51,952.22	26,698.45	0.00	N/A	05/01/29	--	15,985,299.29	15,958,600.84	10/01/21
16	300801909	RT	Gardena	CA	Actual/360	4.750%	46,510.42	0.00	0.00	N/A	05/01/29	--	11,750,000.00	11,750,000.00	10/01/21
17	300801911	OF	Miami	FL	Actual/360	4.830%	46,475.91	14,595.80	0.00	N/A	05/01/29	--	11,546,809.98	11,532,214.18	10/01/21
18	300801913	RT	Doral	FL	Actual/360	5.000%	47,916.67	0.00	0.00	N/A	05/01/29	--	11,500,000.00	11,500,000.00	10/01/21
19	300801901	IN	Clyde	OH	Actual/360	4.410%	42,245.04	0.00	0.00	N/A	04/01/29	--	11,495,250.00	11,495,250.00	10/01/21
20	610949269	OF	Las Vegas	NV	Actual/360	4.420%	40,516.67	0.00	0.00	N/A	04/11/29	--	11,000,000.00	11,000,000.00	10/11/21
21	410949442	RT	Saint Paul	MN	Actual/360	4.340%	35,135.83	15,083.70	0.00	N/A	05/11/29	--	9,714,974.74	9,699,891.04	10/11/21
22	470112880	MF	Forest Hills	NY	Actual/360	4.190%	33,444.61	15,398.76	0.00	N/A	03/01/29	--	9,578,408.16	9,563,009.40	10/01/21
23	600948665	MU	Various	OH	Actual/360	4.950%	37,918.64	12,869.58	0.00	N/A	05/11/29	--	9,192,397.20	9,179,527.62	10/11/21
24	300801898	RT	Elk Grove	CA	Actual/360	4.690%	32,439.17	0.00	0.00	N/A	03/01/29	--	8,300,000.00	8,300,000.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	300801900	SS	Winter Park	FL	Actual/360	4.557%	28,196.44	0.00	0.00	N/A	04/01/29	--	7,425,000.00	7,425,000.00	10/01/21
26	1854356	LO	Duluth	GA	Actual/360	5.700%	33,190.75	12,513.71	0.00	N/A	05/01/29	--	6,987,525.78	6,975,012.07	10/01/21
27	410948559	RT	Visalia	CA	Actual/360	4.530%	25,707.78	10,241.01	0.00	N/A	05/11/29	--	6,810,007.58	6,799,766.57	10/11/21
28	1956625	RT	Muncie	IN	Actual/360	4.780%	26,867.00	9,775.00	0.00	N/A	04/01/29	--	6,744,854.75	6,735,079.75	10/01/21
29	410949111	IN	Petaluma	CA	Actual/360	4.610%	24,800.44	13,421.99	0.00	N/A	05/11/29	--	6,455,646.03	6,442,224.04	10/11/21
30	410947673	RT	Sierra Vista	AZ	Actual/360	5.220%	28,380.53	8,767.89	0.00	N/A	04/11/29	--	6,524,260.56	6,515,492.67	10/11/21
31	410949591	SS	Utica	MI	Actual/360	4.625%	24,493.23	0.00	0.00	N/A	05/11/29	--	6,355,000.00	6,355,000.00	10/11/21
32	310949227	MU	Los Angeles	CA	Actual/360	4.760%	24,593.33	0.00	0.00	N/A	05/11/29	--	6,200,000.00	6,200,000.00	10/11/21
33	1855954	RT	Missouri City	TX	Actual/360	4.950%	25,245.00	0.00	0.00	N/A	05/01/29	--	6,120,000.00	6,120,000.00	10/01/21
34	300801897	MF	Hallsville	TX	Actual/360	5.080%	25,400.00	0.00	0.00	N/A	04/01/29	--	6,000,000.00	6,000,000.00	10/01/21
35	470112600	MF	Howard Beach	NY	Actual/360	3.870%	18,866.95	5,726.44	0.00	N/A	04/01/29	--	5,850,217.65	5,844,491.21	10/01/21
36	1856226	OF	Houston	TX	Actual/360	4.920%	22,930.20	6,991.60	0.00	N/A	04/01/29	--	5,592,732.78	5,585,741.18	10/01/21
37	470113380	MF	Kew Gardens	NY	Actual/360	4.040%	18,092.27	5,031.36	0.00	N/A	05/01/29	--	5,373,940.89	5,368,909.53	10/01/21
38	470112830	MF	Forest Hills	NY	Actual/360	4.320%	18,122.25	7,920.19	0.00	N/A	03/01/29	--	5,033,957.65	5,026,037.46	10/01/21
39	470112430	MF	Staten Island	NY	Actual/360	4.300%	17,176.62	7,566.95	0.00	N/A	03/01/29	--	4,793,474.85	4,785,907.90	10/01/21
40	470112470	MF	Kew Gardens	NY	Actual/360	4.340%	15,067.94	13,326.13	0.00	N/A	02/01/29	--	4,166,250.29	4,152,924.16	10/01/21
41	1956882	OF	Mokena	IL	Actual/360	4.700%	16,911.99	5,908.07	0.00	N/A	06/01/29	--	4,317,953.91	4,312,045.84	10/01/21
42	470112920	MF	Yonkers	NY	Actual/360	4.060%	13,533.33	0.00	0.00	N/A	04/01/29	--	4,000,000.00	4,000,000.00	10/01/21
43	470112310	MF	Olathe	KS	Actual/360	4.340%	13,183.09	11,497.91	0.00	N/A	04/01/29	--	3,645,093.92	3,633,596.01	10/01/21
44	1956800	OF	Park Ridge	IL	Actual/360	4.530%	13,401.25	0.00	0.00	N/A	05/01/29	--	3,550,000.00	3,550,000.00	10/01/21
45	410948974	RT	Buda	TX	Actual/360	4.895%	14,277.08	0.00	0.00	N/A	05/11/29	--	3,500,000.00	3,500,000.00	10/11/21
46	470113420	MF	Hewlett	NY	Actual/360	3.920%	9,663.58	2,849.62	0.00	N/A	05/01/29	--	2,958,239.97	2,955,390.35	10/01/21
47	470113340	MF	Forest Hills	NY	Actual/360	3.950%	9,000.16	2,615.20	0.00	N/A	05/01/29	--	2,734,225.59	2,731,610.39	10/01/21
48	470113060	MF	Atlanta	GA	Actual/360	4.430%	9,325.80	5,411.80	0.00	N/A	04/01/29	--	2,526,175.78	2,520,763.98	10/01/21
49	470112720	MF	New York	NY	Actual/360	4.340%	8,137.50	0.00	0.00	N/A	02/01/29	--	2,250,000.00	2,250,000.00	10/01/21
50	600948583	SS	Indio	CA	Actual/360	4.750%	7,916.67	0.00	0.00	N/A	05/11/29	--	2,000,000.00	2,000,000.00	10/11/21
51	470112550	MF	New York	NY	Actual/360	4.370%	6,986.41	2,993.40	0.00	N/A	03/01/29	--	1,918,465.37	1,915,471.97	10/01/21
52	470113260	MF	New York	NY	Actual/360	3.830%	5,351.43	2,832.74	0.00	N/A	05/01/29	--	1,676,688.13	1,673,855.39	10/01/21

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
53	470112980	MF	Yonkers	NY	Actual/360	4.440%	5,550.00	0.00	0.00	N/A	04/01/29	--	1,500,000.00	1,500,000.00	10/01/21
54	470112290	MF	New York	NY	Actual/360	4.480%	5,366.53	2,215.93	0.00	N/A	02/01/29	--	1,437,463.96	1,435,248.03	10/01/21
55	470113010	MF	Port Chester	NY	Actual/360	4.410%	4,936.82	2,082.10	0.00	N/A	03/01/29	--	1,343,353.38	1,341,271.28	10/01/21
56	470112180	MF	New Rochelle	NY	Actual/360	4.610%	4,790.92	1,881.23	0.00	N/A	02/01/29	--	1,247,095.00	1,245,213.77	10/01/21
Totals							3,755,308.85	321,167.07	0.00				1,029,752,555.04	1,029,431,387.97
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,990,932.82	13,254,783.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,882,583.83	9,237,991.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,459,104.46	6,177,562.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	27,719,870.00	14,747,338.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,454,765.79	11,221,159.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,713,933.09	4,716,552.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(1,711,788.90)	0.00	--	--	06/11/21	0.00	0.00	241,806.00	1,954,150.00	70,010.17	0.00
8	1,059,806.96	916,685.46	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	60,704,647.00	15,379,422.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(8,778,179.00)	(8,782,748.91)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,413,689.38	2,212,968.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,111,870.00	631,619.93	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,911,369.82	870,715.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(140,773.21)	(199,273.46)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	900,693.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,069,949.06	853,606.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,164,592.67	692,581.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,066,581.07	440,807.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,293,709.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,171,242.64	612,870.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	988,020.00	494,010.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	539,249.00	761,341.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
23	879,616.49	518,600.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	929,645.19	481,043.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	725,332.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	585,780.66	742,309.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	823,848.48	391,269.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	666,877.19	386,068.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	959,542.96	440,830.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	622,425.74	387,118.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	7,128.57	0.00
31	418,271.53	232,935.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	468,304.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	766,447.38	569,330.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	701,550.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	54,669.00	21,821.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
36	689,743.47	448,614.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	413,774.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
38	238,799.00	238,799.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	291,501.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
40	355,001.00	455,631.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
41	656,974.57	368,203.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	240,651.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
43	510,807.00	583,883.00	08/01/19	07/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	469,317.02	215,527.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	335,165.14	207,923.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	164,308.00	101,218.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	160,507.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
48	195,277.00	274,397.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	502,250.00	218,941.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	327,426.00	197,791.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	124,327.00	124,327.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	46,295.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	0.00	59,808.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	4,398.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
55	62,466.00	34,164.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	229,111.00	10/31/18	10/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	176,319,348.51	84,227,477.76				0.00	0.00	241,806.00	1,954,150.00	77,138.74	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376118%	4.339564%	88
09/17/21	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376168%	4.339612%	89
08/17/21	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376214%	4.339654%	90
07/16/21	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376259%	4.339697%	91
06/17/21	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376309%	4.339744%	92
05/17/21	0	0.00	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376354%	4.339786%	93
04/16/21	0	0.00	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376397%	4.330129%	94
03/17/21	1	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376424%	4.344698%	95
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376461%	4.344729%	96
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376487%	4.344752%	97
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.376514%	4.344775%	98
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	19,000,000.00	0	0.00	0	0.00	4.376544%	4.344800%	99
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	310949229 02/11/21		7	6	241,806.00	1,954,150.00	76,992.17	60,000,000.00	04/02/21	9
Totals					241,806.00	1,954,150.00	76,992.17	60,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		34,500,000	34,500,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		994,931,388	934,931,388	60,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,029,431,388	969,431,388	0	0	60,000,000	0
Sep-21	1,029,752,555	969,752,555	0	0	60,000,000	0
Aug-21	1,030,045,983	970,045,983	0	0	60,000,000	0
Jul-21	1,030,338,270	970,338,270	0	0	60,000,000	0
Jun-21	1,030,656,022	970,656,022	0	0	60,000,000	0
May-21	1,030,945,935	970,945,935	0	0	60,000,000	0
Apr-21	1,031,247,073	971,247,073	0	60,000,000	0	0
Mar-21	1,031,489,758	971,489,758	60,000,000	0	0	0
Feb-21	1,031,795,821	1,031,795,821	0	0	0	0
Jan-21	1,032,036,389	1,032,036,389	0	0	0	0
Dec-20	1,032,276,030	1,032,276,030	0	0	0	0
Nov-20	1,032,536,278	1,032,536,278	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	310949229	60,000,000.00	60,000,000.00	66,100,000.00	05/24/21	(1,711,788.90)	(0.57860)	06/30/21	04/11/29	330
Totals		60,000,000.00	60,000,000.00	66,100,000.00		(1,711,788.90)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	310949229	LO	NJ	04/02/21	9

Lender and Borrower executed the pre-negotiation letter. Loan has been accelerated. Lender and Borrower executed an agreement for reinstatement of the Loan and return to the master servicer and Borrower paid required sums to bring the loan current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	310949229	60,000,000.00	4.85000%	60,000,000.00 4.85000%		10	08/26/20	09/11/20	09/11/20
14	310949205	19,000,000.00	4.90000%	19,000,000.00 4.90000%		10	08/26/20	--	09/11/20
Totals		79,000,000.00		79,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.57	0.00	0.00	0.00
Total	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	18.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,518.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
Additional Contact

Additional ContactSitus Holdings, LLC, as Newport Corporate Center Special Servicer1010 Montgomery Street, Suite 2250San Francisco, CA 94104Atteniton: George WisniewskiEmail: george.wisniewski@situs.com, samnotice@situs.com and legal@situs.com

Revision:
NOI Calculation has been revised for the December 2019 and January 2020 cycles.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 30 of 30